Money Market Obligations Trust
Federated California Municipal Cash Trust
WEALTH SHARES (TICKER CAIXX)
Federated New York Municipal Cash Trust
WEALTH SHARES (TICKER NISXX)

SUPPLEMENT TO CURRENT PROSPECTUSES
1. In the section “What Do Shares Cost?” under “Calculation of Net Asset Value” replace the third paragraph in its entirety with the following:
“When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem and Exchange Shares”), it is processed at the next determined NAV. NAV is generally determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open. Effective November 1, 2019, NAV will generally be determined at 12:00 p.m., 1:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday), the last NAV will be determined at 3:00 p.m. Eastern time.
The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.”
September 26, 2019
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454869 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Money Market Obligations Trust
Federated California Municipal Cash Trust
WEALTH SHARES (TICKER CAIXX)
SERVICE SHARES (TICKER CACXX)
CASH II SHARES (TICKER CALXX)
CASH SERIES SHARES (TICKER CCSXX)
CAPITAL SHARES (TICKER CCCXX)
Federated Georgia Municipal Cash Trust
(TICKER GAMXX)
Federated Massachusetts Municipal Cash Trust
WEALTH SHARES (TICKER MAWXX)
SERVICE SHARES (TICKER MMCXX)
CASH SERIES SHARES (TICKER FMCXX)
Federated New York Municipal Cash Trust
WEALTH SHARES (TICKER NISXX)
SERVICE SHARES (TICKER FNTXX)
CASH II SHARES (TICKERNYCXX)
CASH SERIES SHARES (TICKER FNCXX)
Federated Pennsylvania Municipal Cash Trust
WEALTH SHARES (TICKER PAMXX)
SERVICE SHARES (TICKER FPAXX)
CASH SERIES SHARES (TICKER PACXX)
Federated Virginia Municipal Cash Trust
SERVICE SHARES (TICKER VACXX)
CASH SERIES SHARES (TICKER VCSXX)

SUPPLEMENT TO CURRENT PROSPECTUSES
1. In the section “What Do Shares Cost?” under “Calculation of Net Asset Value” replace the third paragraph in its entirety with the following:
“When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem and Exchange Shares”), it is processed at the next determined NAV. NAV is generally determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open. Effective November 1, 2019, NAV will generally be determined at 12:00 p.m., 1:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday), the last NAV will be determined at 3:00 p.m. Eastern time.The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.”
September 26, 2019
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454873 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Money Market Obligations Trust
Federated Municipal Obligations Fund
AUTOMATED SHARES (TICKER MOTXX)
INVESTMENT SHARES (TICKER MOIXX)
WEALTH SHARES (TICKER MOFXX)
SERVICE SHARES (TICKER MOSXX)
CASH II SHARES (TICKER MODXX)
CASH SERIES SHARES (TICKER MFSXX)
CAPITAL SHARES (TICKER MFCXX)
Federated Tax-Free Obligations Fund
WEALTH SHARES (TICKER TBIXX)
ADVISOR SHARES (TBVXX)
SERVICE SHARES (TBSXX)

SUPPLEMENT TO CURRENT PROSPECTUSES
1. In the section “What Do Shares Cost?” under “Calculation of Net Asset Value” replace the third paragraph in its entirety with the following:
“When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem and Exchange Shares”), it is processed at the next determined NAV. NAV is generally determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open. Effective November 1, 2019, NAV will generally be determined at 12:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday), the last NAV will be determined at 3:00 p.m. Eastern time.The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.”
September 26, 2019
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454874 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Money Market Obligations Trust
Federated Municipal Obligations Fund
WEALTH SHARES (TICKER MOFXX)
Federated Tax-Free Obligations Fund
WEALTH SHARES (TICKER TBIXX)

SUPPLEMENT TO CURRENT PROSPECTUSES
1. In the section “What Do Shares Cost?” under “Calculation of Net Asset Value” replace the third paragraph in its entirety with the following:
“When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem and Exchange Shares”), it is processed at the next determined NAV. NAV is generally determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally, 4:00 p.m.) Eastern time each day the NYSE is open. Effective November 1, 2019, NAV will generally be determined at 12:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday), the last NAV will be determined at 3:00 p.m. Eastern time.
The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.”
September 26, 2019
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454870 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Money Market Obligations Trust
Federated U.S. Treasury Cash Reserves
INSTITUTIONAL SHARES (TICKER UTIXX)
SERVICE SHARES (TICKER TISXX)

SUPPLEMENT TO CURRENT PROSPECTUS DATED JUNE 30, 2019
1. In the section “What Do Shares Cost?” under “Calculation of Net Asset Value” replace the third paragraph in its entirety with the following:
“When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem and Exchange Shares”), it is processed at the next determined NAV. NAV is generally determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open. Effective November 1, 2019, NAV will generally be determined at 2:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday), the last NAV will be determined at 3:00 p.m. Eastern time.
The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.”
September 26, 2019
Federated U.S. Treasury Cash Reserves
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454871 (9/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.